FINANCIAL EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial expenses:
Interest, bank charges and fees	$ (1,946)	$ (844)
Exchange differences, net	(1,531)
Total financial expenses	(3,477)	(844)
Financial income:
Interest income	188
Exchange differences, net		509
Total financial income	188	509
Total financial expenses, net	$ (3,289)	$ (335)